Cash and Bank Balances - Schedule of Cash and Cash Equivalents Reflected in the Condensed Interim Consolidated Statement of Cash Flows (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Cash and Bank Balances [Abstract]
Cash on hand		$ 4,213	$ 13,865,219	$ 84,431
Bank balances		17,976,122	285,502	6,731,426
Short term deposits	[1]			20,077,853
Cash and bank balances		17,980,335	14,150,721	26,893,710
Less: bank overdrafts	[2]	(7,297)	(9,929)	(13,087)
Cash and cash equivalents		$ 17,973,038	$ 14,140,792	$ 26,880,623	$ 6,231,685

[1]	Short term deposits consist of fixed-term deposits with a 14 days maturity period with an interest rate of 4% per annum.
[2]	Bank overdrafts carry an interest rate between 7% - 10%.